Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRINCIPAL EXCHANGE-TRADED FUNDS
Prospectus Date	rr_ProspectusDate	May 17, 2022
Document Creation Date	dei_DocumentCreationDate	May 17, 2022